PRIVATE PLACEMENT (Details Narrative) - Alpha Time Acquisition Corp [Member] - USD ($)							6 Months Ended		12 Months Ended
	Jan. 10, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Jan. 08, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of private units sold, shares				115,500
Proceeds from sale of private units								$ 4,092,000	$ 4,092,000
Units description					The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Sponsor [Member]
Number of private units sold, shares			17,325			287,500
Sale of stock, price per share			$ 2.00
Private Warrant [Member]
Sale of stock, price per share				$ 11.50
Private Placement [Member] | Sponsor [Member]
Number of private units sold, shares	38,700	38,700	38,700	370,500
Sale of stock, price per share	$ 10.00	$ 10.00		$ 10.00
Proceeds from sale of units		$ 387,000		$ 3,705,000
Proceeds from sale of private units	$ 387,000	$ 387,000		$ 3,705,000
Private Placement [Member] | Sponsor [Member]
Number of private units sold, shares				370,500
Sale of stock, price per share				$ 10.00
Proceeds from sale of units				$ 3,705,000
Units description				Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.